Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 2,032,215	¥ 2,114,011		¥ 2,412,745
Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,018,000	1,003,000
Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		94,000	172,000
Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	8,000	7,000
Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	3,000	10,000
Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		187,000	179,000
Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		15,000	18,000
All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	113,000	116,000
All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		106,000	5,000
All Other | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	325,000	376,000
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	1,018,000	1,003,000
Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	11,000	18,000
Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	8,000	10,000
Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		123,000	179,000
Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		21,000	21,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,514,000	1,567,000
Level 1 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		94,000	172,000
Level 1 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		173,000	170,000
Level 1 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		101,000	30,000	[5]
Level 1 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	1,018,000	1,003,000
Level 1 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	5,000	13,000
Level 1 | Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		123,000	179,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		193,000	171,000
Level 2 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	8,000	7,000
Level 2 | Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	3,000	10,000
Level 2 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		14,000	9,000
Level 2 | Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		15,000	18,000
Level 2 | All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	113,000	116,000
Level 2 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		5,000	(25,000)
Level 2 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	6,000	5,000
Level 2 | Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	8,000	10,000
Level 2 | Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 21,000	¥ 21,000

[1]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
[2]	Investments in this class are measured at conversion value, which is equivalent to fair value.
[3]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[4]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,003 billion and ¥1,018 billion carried at fair value at March 31, 2022 and 2023, respectively, which are well-diversified across industries.
[5]	Amounts primarily include cash and short-term assets carried at fair value.